Long-Term Debt and Trust Preferred Securities	12 Months Ended
Dec. 31, 2021
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt and Trust Preferred Securities [text block]
30 –
Long-Term Debt and Trust Preferred Securities
Long-Term Debt by Earliest Contractual Maturity
in € m.	Due in 2022	Due in 2023	Due in 2024	Due in 2025	Due in 2026	Due after 2026	Total Dec 31, 2021	Total Dec 31, 2020
Senior debt:
Bonds and notes:
Fixed rate	9,053	11,529	10,179	5,791	9,986	16,909	63,446	66,402[1]
Floating rate	3,134	1,373	2,327	3,243	3,234	4,871	18,182	26,990[1]
Other	37,217	3,597	6,853	791	752	4,749	53,960	48,103
Subordinated debt:
Bonds and notes:
Fixed rate	14	33	74	2,623	1,967	2,479	7,191	6,049
Floating rate	0	1,197	21	194	0	0	1,412	1,303
Other	15	103	88	0	42	46	293	316
Total long-term debt	49,434	17,832	19,542	12,643	15,980	29,054	144,485	149,163

[1] Prior years' comparatives aligned to presentation in the current year.
The Group did not have any defaults of principal, interest or other breaches with respect to its liabilities in 2021 and 2020.
Trust Preferred Securities[1]
in € m.	Dec 31, 2021	Dec 31, 2020
Fixed rate	0	269
Floating rate	528	1,052
Total trust preferred securities	528	1,321

[1] Perpetual instruments, redeemable at specific future dates at the Group’s option.